Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                  March 9, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  FBR Family of Funds
                  File Nos.  333-05675 and 811-07665

Dear Sir or Madam:


     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by FBR Family of Funds (the "Funds") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

     1. The forms of Prospectus and Statement of Additional Information dated March 1, 1999 relating to the Funds, that would have been filed under Rule 497(c) under the 1933 Act, do not differ from the Prospectus and Statement of Additional Information contained in the Fund's most recent amendment to its registration statement; and

     2. The text of the Fund's most recent amendment to its registration statement has been filed electronically.

     No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3409 with any questions or comments regarding this matter.

                                   Sincerely,


                                   ______________________
                                   /s/William J. Kotapish